Compensation Related Costs, Share Based Payments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement	Share-Based Compensation
In January 2024, the Company’s Board of Directors approved the Equity Incentive Plan. Under the Equity Incentive Plan, awards may be granted to officers, employees and consultants of the Company or any of its affiliates in the form of stock options, restricted shares, RSUs, stock appreciation rights, performance stock, performance stock units, and other awards. The maximum aggregate number of ordinary shares that was initially authorized for issuance under the Equity Incentive Plan is 54,777,338, together with a corresponding number of ADSs.
The number of ordinary shares available for issuance under the Equity Incentive Plan also includes an automatic annual increase on the first day of each fiscal year beginning in 2025, equal to five percent (5%) of the total number of ordinary shares outstanding, on a fully diluted basis, on the last day of the immediately preceding fiscal year. Pursuant to this annual increase, an additional 28,374,850 and 27,731,110 ordinary shares became available for issuance under the Equity Incentive Plan on January 1, 2026 and 2025, respectively.
The Company’s Board of Directors awards time-based RSUs to certain directors, executive officers and employees that vest over specified time periods, subject to the recipient’s continued service. The RSUs that have been granted generally vest in quarterly installments over two to three years of service, entitling the holders to one ADS for each vested RSU. The unvested RSUs do not have voting rights. The closing stock price on the date of each grant is used to determine the fair value of RSUs.
The following table summarizes RSU activity for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025		2024
	Number of ADS	Weighted Average Grant Date Fair Value Per ADS	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Outstanding, beginning balance	4,185,488	$3.43	—	$—
Granted	2,501,632	1.01	4,306,116	3.45
Clawback	(201,665)	3.92	—	—
Vested (1)	(1,217,067)	3.39	—	—
Forfeited	(1,651,487)	3.39	(120,628)	3.92
Outstanding, ending balance	3,616,901	$1.77	4,185,488	$3.43
(1) The vested amount shown includes 277,977 ADSs withheld by the Company to satisfy certain tax withholding obligations.
Share-based compensation expense is included within the following lines in the statement of operations for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Cost of revenue	$(98)	$142
General and administrative	3,114	3,186
Research and development	(226)	337
Sales and marketing	93	33
Total share-based compensation expense	2,883	3,698
Less tax benefit	(356)	(431)
Share-based compensation expense, net of tax	$2,527	$3,267
As of December 31, 2025, total unrecognized compensation expense related to unvested awards was $3,973, which is expected to be recognized over a weighted-average period of 1.7 years.